Income taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income taxes
Current income tax expense	$ (10,995)	$ (6,246)	$ (3,493)
Deferred tax benefit/(expense)	1,167	1,540	(152)
Total income tax expense	(9,828)	(4,706)	(3,645)
Russia
Income taxes
Current income tax expense	(2,639)	(1,128)	(915)
Deferred tax benefit/(expense)	(225)	606	(133)
Ukraine
Income taxes
Current income tax expense		2	(127)
Deferred tax benefit/(expense)	(67)	(407)
Romania
Income taxes
Current income tax expense	(1,195)	14	(895)
Deferred tax benefit/(expense)	327	208	211
USA
Income taxes
Current income tax expense	(1,004)	(437)	(381)
Deferred tax benefit/(expense)	701	795
UK
Income taxes
Current income tax expense	(131)	(82)	(130)
Deferred tax benefit/(expense)	190
Cyprus
Income taxes
Current income tax expense	(151)	(419)	(882)
Deferred tax benefit/(expense)	118	50	(230)
Germany
Income taxes
Current income tax expense	(61)	(83)	(55)
Poland
Income taxes
Current income tax expense	(166)	(152)	(60)
Switzerland
Income taxes
Current income tax expense	(5,664)	(3,914)	(25)
Deferred tax benefit/(expense)	(75)	288
Vietnam
Income taxes
Current income tax expense	27	(30)
Singapore
Income taxes
Current income tax expense	(9)	$ (17)	$ (23)
Bulgaria
Income taxes
Current income tax expense	(2)
Deferred tax benefit/(expense)	104
Mexico
Income taxes
Deferred tax benefit/(expense)	$ 94